Other Income	12 Months Ended
Dec. 31, 2017
OTHER INCOME [Abstract]
Other Income

NOTE 22 – OTHER INCOME

On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. The final settlement of the amount due will take place at anytime but in no case later than December 31, 2019, in accordance with a letter of agreement effective as of December 29, 2017. During the years ended December 31, 2017 and 2016, the Company submitted claims for charterers’ default under this agreement to Navios Holdings for a total amount in each period of $7,242 and $9,153, respectively, net of applicable deductions, of which $7,623 and $9,635, was presented under the caption “Other income”.

On November 10, 2016, Navios Partners repaid $28,052 in cash for the settlement of a nominal amount of $30,192 of the July 2012 Credit Facility achieving a $2,140 gain on debt repayment.